SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued salaries and related expenses	$ 9,069	$ 6,876
Accrued sales returns and damages	2,651	0
Accrued marketing expenses	95	2,963
Accrued distribution fees	1,621	760
Total	26,123	12,683
Related Party
Related Party Transaction [Line Items]
Other	9,914	0
Total	9,914
Nonrelated Party
Related Party Transaction [Line Items]
Other	$ 2,773	$ 2,084